STOCKHOLDERS' EQUITY (Details)		3 Months Ended	6 Months Ended	9 Months Ended
	Oct. 12, 2020	Dec. 31, 2020 USD ($) Vote $ / shares shares	Jun. 30, 2021 $ / shares	Sep. 30, 2021 $ / shares shares	Feb. 04, 2021 shares
Preferred shares, shares authorized | shares		5,000,000		5,000,000	1,000,000
Preferred stock, par value		$ 0.0001		$ 0.0001
Preferred shares, shares issued | shares		0		0
Preferred shares, shares outstanding | shares		0		0
Common shares, shares authorized (in shares) | shares					700,000,000
Common shares, par value (in dollars per share)				$ 0.001
Warrants exercisable term from the closing of the public offering		30 days
Warrants expiration term		5 years
Warrants exercisable for cash | $		$ 0
Threshold period for filling registration statement after business combination		20 days
Threshold period for filling registration statement within number of days of business combination		60 days
Price per share		$ 9.20
Percentage of gross proceeds on total equity proceeds		60.00%
Adjustment of exercise price of warrants based on market value (as a percent)		115.00%
Percentage of adjustment of redemption price of stock based on market value.		180.00%
Threshold Period For Not To Transfer, Assign Or Sell Any Shares Or Warrants After Completion Of Initial Business Combination	1 year	30 days
Percent of outstanding shares, number of common stock issuable in business combination		20.00%
Class A common stock
Common shares, shares authorized (in shares) | shares		500,000,000		500,000,000	60,000,000
Voting rights of common stock per share | Vote		1
Common shares, par value (in dollars per share)		$ 0.0001		$ 0.0001
Common shares, shares issued (in shares) | shares		0		28,750,000
Common shares, shares outstanding | shares		0		28,750,000
Conversion ratio		1		1
Class B common stock
Common shares, shares authorized (in shares) | shares		20,000,000		20,000,000	10,000,000
Voting rights of common stock per share | Vote		1
Common shares, par value (in dollars per share)		$ 0.0001		$ 0.0001
Common shares, shares issued (in shares) | shares		7,187,500		7,187,500
Common shares, shares outstanding | shares		7,187,500		7,187,500
Redemption of warrants when the price per Class A ordinary share equals or exceeds $18.00
Share Price Trigger Used To Measure Dilution Of Warrant			$ 9.20
Minimum threshold written notice period for redemption of public warrants		30 days
Redemption price per warrant		$ 0.01
Closing price of share for threshold trading days		20 days
Price per share		$ 18.00
Warrant redemption condition minimum share price			18.00
Redemption of warrants when the price per Class A ordinary share equals or exceeds $10.00
Minimum threshold written notice period for redemption of public warrants		30 days
Redemption price per warrant		$ 0.10
Price per share		$ 10.00
Warrant redemption condition minimum share price			$ 10.00